Acquisitions and dispositions (Details) - JPY (¥) ¥ in Millions	Sep. 08, 2015	Sep. 01, 2015	Aug. 31, 2015	Aug. 24, 2015	Jul. 31, 2015	Jun. 02, 2015	May 15, 2015	Feb. 02, 2015	Mar. 31, 2014	Jan. 01, 2014
Nidec Logistics Corporation | Discontinued Operations
Acquisitions and dispositions
Business disposition, cash received								¥ 5,000
Business disposition, gain on sales of stocks in subsidiary								1,182
Mitsubishi Materials C.M.I. Corporation (currently Nidec Sankyo CMI Corporation)
Acquisitions and dispositions
Business acquisition, cash paid										¥ 5,228
Honda Elesys Co., Ltd. (currently Nidec Elesys Corporation)
Acquisitions and dispositions
Business acquisition, cash paid									¥ 24,320
Gerte- und Pumpenbau GmbH Dr. Eugen Schmidt ("GPM")
Acquisitions and dispositions
Business acquisition, cash paid								¥ 30,024
Motortecnica s.r.l
Acquisitions and dispositions
Business acquisition, cash paid							¥ 1,897
Sejin Electron (Hong Kong) Co., Limited (currently SCD (Hong Kong) Co., LTD.)
Acquisitions and dispositions
Business acquisition, cash paid						¥ 424
Business acquisition, percentage of voting rights before acquisition						50.00%
Business acquisition, percentage of voting rights after acquisition						100.00%
Switched reluctance (SR) motor and drive business of China Tex Mechanical & Electrical Engineering Ltd. (currently Nidec (Beijing) Drive Technologies Co., Ltd.)
Acquisitions and dispositions
Business acquisition, cash paid					¥ 407
Arisa, S.A. (currently Nidec Arisa S.L.U.)
Acquisitions and dispositions
Business acquisition, cash paid				¥ 3,878
KB Electronics, Inc.
Acquisitions and dispositions
Business acquisition, cash paid			¥ 3,672
E.M.G. Elettromeccanica S.r.l
Acquisitions and dispositions
Business acquisition, cash paid		¥ 931
PT. Nagata Opto Indonesia
Acquisitions and dispositions
Business acquisition, cash paid	¥ 212